Schedule I - Condensed Financial Information of Parent, Condensed Statements of Income (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues [Abstract]
Equity earnings (loss) from unconsolidated subsidiary									$ 2,717	$ (54)	$ 496
Interest and other income									9,967	4,766	1,204
Total revenues	$ 154,254	$ 139,034	$ 147,033	$ 134,703	$ 122,305	$ 104,566	$ 102,673	$ 88,755	575,024	418,299	353,251
Expense [Abstract]
Interest expense									137,133	144,742	127,782
Selling, general and administrative									35,304	31,185	30,671
Ineffective, dedesignated and terminated derivatives									2,720	(2,382)	(192)
Loss on modification and extinguishment of debt									9,590	2,474	23,309
Total expenses									328,620	322,650	339,321
Net income before provision for income taxes									246,404	95,649	13,930
Provision (benefit) for income taxes									20,527	9,926	11,332
Net income	$ 75,158	$ 51,704	$ 54,050	$ 44,965	$ 31,009	$ 20,740	$ 24,344	$ 9,630	$ 225,877	$ 85,723	$ 2,598
Weighted average number of shares [Abstract]
Basic (in shares)									31,607,781	29,744,083	30,307,357
Diluted (in shares)									31,715,469	29,783,904	30,353,425
Earnings per share [Abstract]
Basic (in dollars per share)	$ 2.43	$ 1.67	$ 1.69	$ 1.38	$ 0.95	$ 0.68	$ 0.87	$ 0.34	$ 7.15	$ 2.88	$ 0.09
Diluted (in dollars per share)	$ 2.43	$ 1.67	$ 1.68	$ 1.38	$ 0.95	$ 0.68	$ 0.87	$ 0.34	$ 7.12	$ 2.88	$ 0.09
Fly Leasing Limited [Member]
Revenues [Abstract]
Equity earnings from subsidiaries									$ 219,720	$ 90,175	$ 35,208
Equity earnings (loss) from unconsolidated subsidiary									2,717	(54)	496
Intercompany management fee income									16,452	16,844	12,124
Intercompany interest income									33,290	25,740	34,068
Interest and other income									6,066	1,072	809
Total revenues									278,245	133,777	82,705
Expense [Abstract]
Interest expense									38,211	38,211	45,970
Selling, general and administrative									14,102	12,314	12,630
Ineffective, dedesignated and terminated derivatives									0	(1,798)	0
Loss on modification and extinguishment of debt									0	0	19,655
Total expenses									52,313	48,727	78,255
Net income before provision for income taxes									225,932	85,050	4,450
Provision (benefit) for income taxes									55	(673)	1,852
Net income									$ 225,877	$ 85,723	$ 2,598
Weighted average number of shares [Abstract]
Basic (in shares)									31,607,781	29,744,083	30,307,357
Diluted (in shares)									31,715,469	29,783,904	30,353,425
Earnings per share [Abstract]
Basic (in dollars per share)									$ 7.15	$ 2.88	$ 0.09
Diluted (in dollars per share)									$ 7.12	$ 2.88	$ 0.09